Organization and Description of Business (Details) $ / shares in Units, $ in Thousands										1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 06, 2023 USD ($) $ / shares shares	Feb. 03, 2023	Aug. 08, 2022 USD ($)	Aug. 04, 2022 USD ($) $ / shares shares	Jul. 27, 2022	May 27, 2022 USD ($)	Jun. 30, 2021 USD ($) shares	Feb. 02, 2021 $ / shares	Feb. 02, 2021 $ / shares	Mar. 23, 2023	Dec. 30, 2022 $ / shares shares	Sep. 21, 2005	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) shares	Apr. 28, 2023 USD ($)	Apr. 08, 2023	May 17, 2022 $ / shares	Feb. 01, 2022 $ / shares
Organization and Description of Business (Details) [Line Items]
Cuentas SDI network of over bodegas													31,000	31,000
Cuentas accountholders expenses													$ 500	$ 500
Ownership percentage in subsidiaries						80.01%						100.00%
Loan amount loss														$ 100
Additional purchase price						$ 2,459,000
Gross revenues percentage						40.00%
Acquire interests percentage					80.01%
Reverse stock split, description										As a result of the reverse stock split, the following changes have occurred (i) every thirteen shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 13-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 13-for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 13-for-1 reverse stock split.				As a result of the reverse stock split, the following changes have occurred (i) every thirteen shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 13-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 13-for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 13-for-1 reverse stock split.
Cash and cash equivalents													3,328	$ 466
Working capital													1,468	1,445
Accumulated deficit													2,879	724
Accumulated deficit													$ 54,445	$ 52,750
License agreement, description								The Company has also agreed to issue to Wainwright or its designees warrants to purchase 20,397 shares of Common Stock (the “PA Warrants” and the shares of Common Stock issuable upon exercise of the PA Warrants, the “PA Warrant Shares”).	Pursuant to the Underwriting Agreement, the Company also agreed to issue to Maxim warrants (the “Underwriter’s Warrants”) to purchase up to a total of 17,174 shares of Common Stock (8% of the shares of Common Stock sold in the Offering).
Offering exercise price per share (in Dollars per share) | $ / shares				$ 11.54							$ 36.4						$ 36.4	$ 36.4
Common stock term													5 years	5 years
Offering cost														$ 1,400
Warrants issued (in Shares) | shares				22,745
Exercised offering shares (in Shares) | shares											7,692
Purchase agreement description		the Company entered into a Membership Interest Purchase Agreement (MIPA) with Core Development Holdings Corporation (“Core”). Core is a Florida corporation that holds approximately 29.3% of 4280 Lakewood Road Manager, LLC (“Lakewood Manager”), which in turn owns 86.45% of the membership interests in 4280 Lakewood Road, LLC (“4280 Project”), an affordable multi-family real estate project located in Lake Worth, Florida. Core sold 6% of its interest in the Lakewood Manager to the Company and the Company has agreed to issue to Core 295,282 of the Company’s common shares to acquire the 6% equity in the Lakewood Manager valued at approximately $700. The 295,282 of the Company’s shares were equal to 19.9% of the total number of issued and outstanding shares of the Company as of the date of the Agreement. The Company closed this transaction on or about March 9th, 2023		the Company, entered into a Securities Purchase Agreement (“Purchase Agreement”) with an institutional investor (the “Purchaser”) pursuant to which the Purchaser agreed to purchase, and the Company agreed to issue and sell to the Purchaser in a private placement, an aggregate of 127,308 shares of the Company’s common stock, $0.001 par value, pre-funded warrants to purchase up to 197,620 shares of Common and warrants to purchase up to 324,928 shares of Common Stock. The purchase price per Share and associated Common Stock Warrant was $9.23 and the purchase price per Pre Funded Warrant and associated Common Stock Warrant was $9.23. Each Common Stock Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $7.67 per share. Each Pre Funded Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $0.0001 per share. The Common Stock Warrants are exercisable for a period of five years and six months commencing on the issuance date and the Pre Funded Warrants are exercisable until exercised. The Warrants also contain customary beneficial ownership limitations that may be waived at the option of each holder upon 61 days’ notice to the Company. The Private Placement closed on August 8, 2022.
Offering expenses				$ 3,000									$ 4,300
Gross proceeds percentage				7.00%
Exercisable period				5 years
Bank loan															$ 3,050
Gross proceeds	$ 5,000,000
Common stock shares (in Shares) | shares	163,344													265,152
Pre-warrants shares (in Shares) | shares	128,031
Purchase shares (in Shares) | shares	291,375
Purchase price per Share (in Dollars per share) | $ / shares	$ 17.16
Purchase warrant price per share (in Dollars per share) | $ / shares	$ 17.16
Related parties percentage	4.99%
Investor percentage	9.99%
Exercise price per share (in Dollars per share) | $ / shares	$ 0.0013												$ 17.16
Cash fee equal percentage													7.00%
Management fee equal percentage													1.00%
Non accountable expense			$ 3,000										$ 65
Clearing expenses													$ 16
Cuentas SDI [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage in subsidiaries						19.99%
Offering cost						$ 750,000
Gross revenues percentage						40.00%
Underwriter's [Member]
Organization and Description of Business (Details) [Line Items]
Offering exercise price per share (in Dollars per share) | $ / shares								$ 69.88	$ 69.88				$ 23.17
Warrant [Member]
Organization and Description of Business (Details) [Line Items]
Reverse stock split, description								the Company’s common stock and warrants began trading on The Nasdaq Capital Market under the symbols “CUEN” and “CUENW,” respectively. On February 4, 2021 the Company sold an aggregate of 214,669 units at a price to the public of $55.90 per unit (the “Offering”), each unit consisting of one share of the Company’s common stock, par value $0.001 per share (the “Common Stock”), and a warrant exercisable for five years to purchase one share of Common Stock at an exercise price of $55.90 per share (the “Warrants”), pursuant to that certain Underwriting Agreement, dated as of February 1, 2021 (the “Underwriting Agreement”), between the Company and Maxim Group LLC (the “Representative” or “Maxim”), as representative of the sole underwriter. In addition, pursuant to the Underwriting Agreement, the Company granted Maxim a 45-day option to purchase up to 32,201 additional shares of Common Stock, and/or 32,201 additional Warrants, to cover over-allotments in connection with the Offering. The Common Stock and the Warrants were offered and sold to the public pursuant to the Company’s registration statements on Form S-1 (File Nos. 333-249690 and 333-252642), filed by the Company with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”), on October 28, 2020, as amended, and which became effective on February 1, 2021. The Company received gross proceeds of approximately $12.0 million, before deducting underwriting discounts and commissions of 8% of the gross proceeds and estimated Offering expenses, and intend to use the net proceeds from the Offering for sales and marketing; purchase of chip-based debit card stock for GPR and Starter cards; repayment of outstanding loans; research and development; and working capital and operating expenses purposes. The Underwriting Agreement contains customary representations, warranties, and covenants by the Company. It also provides for customary indemnification by each of the Company and the Underwriter for losses or damages arising out of or in connection with the offering, including for liabilities under the Securities Act, other obligations of the parties and termination provisions.
Warrants issued (in Shares) | shares							111,881
Exercised offering shares (in Shares) | shares							111,881
Common stock in consideration							$ 5,765
CUENTASMAX LLC [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage												50.00%
Subsequent Event [Member]
Organization and Description of Business (Details) [Line Items]
Initial capital contribution															$ 2,000
Interest rate															63.00%	63.00%